Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net loss (numerator)	$ (1,248,440)	$ (2,549,623)	$ (6,039,830)	$ (8,125,476)	$ (10,892,511)	$ (6,654,940)
Basic and diluted weighted-average number of common shares outstanding (denominator)	1,776,898	607,783	1,048,115	605,356	12,122,606	10,632,413
Diluted weighted-average number of common shares outstanding (denominator)	1,776,898	607,783	1,048,115	605,356	12,122,606	10,632,413
Basic and diluted net loss per common share	$ (0.70)	$ (4.19)	$ (5.76)	$ (13.42)	$ (0.90)	$ (0.63)
Diluted net loss per common share	$ (0.70)	$ (4.19)	$ (5.76)	$ (13.42)	$ (0.90)	$ (0.63)